FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2013	2012
Total minimum lease payments to be received	5,695	9,824
Less: unearned income	(441)	(1,099)
Net investment in finance lease	5,254	8,725
Less current portion	(3,477)	(3,471)
	1,777	5,254

Schedule of Future Minimum Lease Receivables for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2014	3,844
2015	1,851
2016	—
2017	—
2018	—
Thereafter	—
Total minimum lease revenues	5,695